CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income (loss) for the year	R$ (338,667)	R$ (2,885,929)	R$ (4,595,986)
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and jointly-controlled entities	(16,745)	(251,195)	417,961
Cumulative translation adjustment	409,280	(5,036,586)	8,835,306
Recycling of cumulative translation adjustment to net income	(76,430)	(1,237,175)
Unrealized (Losses) Gains on net investment hedge	(148,560)	1,679,312	(3,613,178)
Cash flow hedges
Unrealized (Losses) Gains	(11,364)	212	17,283
Total items that may be reclassified subsequently to profit or loss	156,181	(4,845,432)	5,657,372
Items that will not be reclassified subsequently to profit or loss
Remeasurement on defined benefit pension plan	(115,880)	(42,181)	32,962
Total items that will not be reclassified subsequently to profit or loss	(115,880)	(42,181)	32,962
Other comprehensive income (loss), net of tax	40,301	(4,887,613)	5,690,334
Total comprehensive income (loss) for the year, net of tax	(298,366)	(7,773,542)	1,094,348
Total comprehensive income/(loss) attributable to:
Owners of the parent	(325,260)	(7,743,624)	1,035,164
Non-controlling interests	26,894	(29,918)	59,184
Total comprehensive income (loss) for the year, net of tax	R$ (298,366)	R$ (7,773,542)	R$ 1,094,348